Related Party Disclosures - Additional Information (Detail) - GBP (£) £ in Millions	1 Months Ended
	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Other assets		£ 3,020	£ 2,517
Liabilities		£ 282,819	£ 272,147	£ 273,161
Decrease in RWAs due to transfers	£ 5,500
Dividend paid	668
Banco Santander London Branch
Disclosure of transactions between related parties [line items]
Customer loans	1,400
Other assets	21,500
Liabilities	20,700
Banco Santander London Branch | Derivatives
Disclosure of transactions between related parties [line items]
Other assets	19,700
Liabilities	£ 18,800